Cash flow statement - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ (2,776)	$ (2,535)	$ (2,049)
Net cash flow/debt movement	37	(219)	(537)
Fair value changes including exchange adjustments	18	(20)	47
Corporate bond issuance expense	9	1	3
IFRS 16 lease liabilities movement	3	(3)	1
Balance at end of year	(2,709)	(2,776)	(2,535)
Cash
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	302	350	1,290
Net cash flow/debt movement	331	(48)	(931)
Fair value changes including exchange adjustments	(14)		(9)
Balance at end of year	619	302	350
Total liabilities [Member]
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(3,078)	(2,885)	(3,339)
Net cash flow/debt movement	(294)	(171)	394
Fair value changes including exchange adjustments	32	(20)	56
Corporate bond issuance expense	9	1	3
IFRS 16 lease liabilities movement	3	(3)	1
Balance at end of year	(3,328)	(3,078)	(2,885)
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(2)	(6)	(5)
Net cash flow/debt movement	1	8	1
Fair value changes including exchange adjustments	(1)	(4)	(2)
Balance at end of year	(2)	(2)	(6)
Borrowings due within one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(764)	(154)	(486)
Net cash flow/debt movement	705	(604)	302
Fair value changes including exchange adjustments			23
IFRS 16 lease liabilities movement	(2)	(6)	7
Balance at end of year	(61)	(764)	(154)
Borrowings due after one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(2,318)	(2,712)	(2,848)
Net cash flow/debt movement	(1,000)	429	94
Fair value changes including exchange adjustments	46	(39)	45
Corporate bond issuance expense	9	1	3
IFRS 16 lease liabilities movement	5	3	(6)
Balance at end of year	(3,258)	(2,318)	(2,712)
Currency swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(1)
Net cash flow/debt movement		(4)	(3)
Fair value changes including exchange adjustments		3	3
Balance at end of year	(1)	(1)
Interest rate swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	7	(13)
Fair value changes including exchange adjustments	(13)	20	(13)
Balance at end of year	$ (6)	$ 7	$ (13)